AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Schedule of Amortized Cost and Fair Value, by Contractual Maturity, of Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Amortized Cost
Due in one year or less	$ 2,501
Due after one year through five years	25,035
Due after five years through ten years	17,927
Due after ten years	39,880
Total	85,343
Total	96,172	$ 63,157
Fair Value
Due in one year or less	2,510
Due after one year through five years	25,148
Due after five years through ten years	17,933
Due after ten years	40,195
Total	85,786
Total	96,657
Residential mortgage-backed securities
Amortized Cost
Securities	1,052
Total	1,052	1,154
Fair Value
Securities	1,088
Commercial mortgage-backed securities
Amortized Cost
Securities	3,782
Total	3,782	3,649
Fair Value
Securities	3,827
Collateralized debt securities
Amortized Cost
Securities	5,995
Total	5,995	$ 5,220
Fair Value
Securities	$ 5,956